LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Cost
The components of lease expense were as follows for the periods presented:

	Year ended December 31,
	2025	2024	2023

Operating and variable lease cost	$43,742	$42,080	$38,839
Short-term lease cost	2,052	1,974	1,916

Total operating lease cost	$45,794	$44,054	$40,755

Schedule of Supplemental Cash Flow Information

	December 31,
	2025	2024

Weighted-average remaining lease term	16.98	17.93
Weighted-average discount rate	5.8%	5.8%

Schedule of Future Minimum Lease Payments of Operating Lease Liabilities

Fiscal years ending December 31,	December 31, 2025

2026	$40,351
2027	44,559
2028	44,505
2029	43,580
2030	41,854
Thereafter	508,464

Total undiscounted lease payments	$723,313

Less imputed interest	$262,473

Total lease liabilities	$460,840